Business and asset acquisitions (Details 2) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Business And Asset Acquisitions [Line Items]
Goodwill	$ 1,631,094	$ 484,877	$ 454,295	$ 349,764
Morris Hatchery Inc [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Current and non-current biological assets	235,486
Inventories	300
Property, plant and equipment	11,581
Acquired assets, net	247,367
Cash consideration paid	371,300
Goodwill	$ (123,933)